Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 120,862	£ 119,879
Contingent liabilities and commitments	126,065	126,883
Guarantees
Contingent liabilities and commitments
Estimated net exposure	2,793	3,952
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 2,410	£ 3,052